Summary of Significant Accounting Policies: Shipping Costs (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Shipping, Handling and Transportation Costs	$ 11,692	$ 127,463	$ 676,660	$ 231,168	$ 95,477	$ 3,497,560
US ($)
Shipping, Handling and Transportation Costs	$ 267,295	$ 216,032	$ 746,679	$ 770,013	$ 1,011,367	$ 1,303,710